NET LOSS PER SHARE	12 Months Ended
Dec. 31, 2023
NET LOSS PER SHARE
NET LOSS PER SHARE

12.NET LOSS PER SHARE

Basic and diluted net loss per share for the years ended December 31, 2021, 2022 and 2023 are calculated as follows:

	Years ended December 31,
	2021	2022	2023
Numerator:
Net loss attributable to ordinary shareholders	$(9,666)	$(12,648)	$(31,632)
Denominator:
Weighted average number of ordinary shares outstanding – basic and diluted	9,569,932	19,976,596	26,593,673
Net loss per share – basic and diluted	$(1.01)	$(0.63)	$(1.19)

For the years ended December 31, 2021, 2022, and 2023, the effects of all outstanding convertible preferred shares, share options and warrants have been excluded from the computation of diluted loss per share as their effects would be anti-dilutive.

The potentially dilutive securities that have not been included in the calculation of diluted net loss per share as their inclusion would be anti-dilutive are as follows:

	Years ended December 31,
	2021	2022	2023
Convertible preferred shares	7,820,914	—	—
Outstanding share options	1,982,561	3,576,403	4,202,087
Outstanding warrants	—	—	959,371
Total	9,803,475	3,576,403	5,161,458